COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The Company has a non-cancelable lease for its office in Austin, Texas. The following table summarizes the Company’s future minimum payments as of September 30, 2012:

	Total	2012	2013	2014	Thereafter

Office leases	$189,903	$16,818	$68,206	$69,608	$35,271